SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONVENIENCE TRANSLATION (Details)	12 Months Ended
Dec. 31, 2017
Optical Fibers
Property and equipment
Estimated useful lives of the assets	20 years
Computer equipment | Minimum
Property and equipment
Estimated useful lives of the assets	3 years
Computer equipment | Maximum
Property and equipment
Estimated useful lives of the assets	15 years
Furniture, fixtures and office equipment
Property and equipment
Estimated useful lives of the assets	5 years
Motor vehicles
Property and equipment
Estimated useful lives of the assets	10 years
Building | Minimum
Property and equipment
Estimated useful lives of the assets	20 years
Building | Maximum
Property and equipment
Estimated useful lives of the assets	40 years